Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 19, 2011
Registrant Name	dei_EntityRegistrantName	BUFFALO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001135300
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 19, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011

Buffalo Micro Cap Fund (Prospectus Summary): | Buffalo Micro Cap Fund
Buffalo Micro Cap Fund

Supplement dated September 19, 2011

to the

Buffalo Funds ®

Prospectus dated July 29, 2011

Buffalo China Fund (BUFCX)

Buffalo High Yield Fund (BUFHX)

Buffalo International Fund (BUFIX)

Buffalo Large Cap Fund (BUFEX)

Buffalo Micro Cap Fund (BUFOX)

Buffalo Small Cap Fund (BUFSX)

This supplement amends the Prospectus of the Buffalo Funds dated July 29, 2011.

The Board of Trustees of the Buffalo Funds has approved a revision to the definition of a micro-cap company for purposes of the investment strategies of the Buffalo Micro Cap Fund (the “Micro Cap Fund”) effective November 18, 2011.  The Micro Cap Fund’s investment advisor, Kornitzer Capital Management, Inc. (“KCM”) believes the current definition and market capitalization restrictions are no longer consistent with current market conditions and peer group standards.  KCM believes that a new definition of a micro-cap company will bring the Micro Cap Fund into alignment with its peer group.  Accordingly, effective November 18, 2011, the Prospectus is revised as described below.

Please retain this Supplement with your Prospectus for reference.

The date of this Supplement to the Prospectus is September 19, 2011.

The first paragraph under the sub-section entitled “Summary Section—Buffalo Micro Cap Fund—Principal Investment Strategies” is revised as follows:

The Micro Cap Fund normally invests at least 80% of its net assets in domestic common stocks, preferred stocks, convertible securities, warrants and rights of “micro” capitalization (“micro-cap”) companies.  The Micro Cap Fund considers a company to be a micro-cap company if, at time of purchase by the Fund, it has a market capitalization of  $1 billion or less.  While the Fund’s investments will consist primarily of domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Buffalo Micro Cap Fund (Prospectus Summary): | Buffalo Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Buffalo Micro Cap Fund
Supplement Text	ck0001135300_SupplementTextBlock

Supplement dated September 19, 2011

to the

Buffalo Funds ®

Prospectus dated July 29, 2011

Buffalo China Fund (BUFCX)

Buffalo High Yield Fund (BUFHX)

Buffalo International Fund (BUFIX)

Buffalo Large Cap Fund (BUFEX)

Buffalo Micro Cap Fund (BUFOX)

Buffalo Small Cap Fund (BUFSX)

This supplement amends the Prospectus of the Buffalo Funds dated July 29, 2011.

The Board of Trustees of the Buffalo Funds has approved a revision to the definition of a micro-cap company for purposes of the investment strategies of the Buffalo Micro Cap Fund (the “Micro Cap Fund”) effective November 18, 2011.  The Micro Cap Fund’s investment advisor, Kornitzer Capital Management, Inc. (“KCM”) believes the current definition and market capitalization restrictions are no longer consistent with current market conditions and peer group standards.  KCM believes that a new definition of a micro-cap company will bring the Micro Cap Fund into alignment with its peer group.  Accordingly, effective November 18, 2011, the Prospectus is revised as described below.

Please retain this Supplement with your Prospectus for reference.

The date of this Supplement to the Prospectus is September 19, 2011.

Investment Strategy, Heading	rr_StrategyHeading	The first paragraph under the sub-section entitled “Summary Section—Buffalo Micro Cap Fund—Principal Investment Strategies” is revised as follows:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Micro Cap Fund normally invests at least 80% of its net assets in domestic common stocks, preferred stocks, convertible securities, warrants and rights of “micro” capitalization (“micro-cap”) companies.  The Micro Cap Fund considers a company to be a micro-cap company if, at time of purchase by the Fund, it has a market capitalization of  $1 billion or less.  While the Fund’s investments will consist primarily of domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

Buffalo Micro Cap Fund | Buffalo Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFOX